Finance income and finance cost	12 Months Ended
Dec. 31, 2025
Finance income and finance cost
Finance income and finance cost

15Finance income and finance cost

	2025	2024	2023
Finance income - Bank interest earned	461	26	39

Unwinding of rehabilitation provision - Blanket (note 29)	255	197	109
Finance cost - Leases (note 19)	93	10	22
Finance cost - Overdrafts	1,477	1,811	1,657
Finance cost – Solar bonds payable (note 31)	1,160	846	549
Finance cost – Motapa bonds payable	—	—	619
Finance cost - Loans and borrowings (note 30)	529	293	—
Finance cost - Zimbabwe Electricity Supply Authority	—	—	68
Total finance cost	3,514	3,157	3,024

Finance cost paid	2025	2024	2023
Finance cost (note 15)	3,514	3,157	3,024
Non cash - loan note interest (note 31)	(186)	(86)	(363)
Non cash - Unwinding of rehabilitation provision (note 29)	(255)	(197)	(109)
Non cash - Finance cost on leases (note 19)	—	(10)	(22)
Non cash – Trade payables	—	—	(68)
	3,073	2,864	2,462